INCOME TAX - NOLs (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)
Operating loss carryforwards
Income Tax Expense (Benefit)	₽ 11,656	$ 147.9	₽ 8,201	₽ 5,016
Netherlands
Operating loss carryforwards
Net operating loss carryforwards	4,783		3,501		$ 60.7
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized	325				4.1
Foreign | Russia
Operating loss carryforwards
Net operating loss carryforwards	5,604				71.1
Foreign | Netherlands | Dutch entities of the Group other than Yandex N.V.
Operating loss carryforwards
Net operating loss carryforwards	₽ 5,257		₽ 4,878		$ 66.7
Operating Loss Carryforwards, Expiration Term	6 years	6 years